Unaudited Interim Condensed Consolidated Statement of Financial Position - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	$ 296,697,923	$ 263,228,588	$ 263,228,588	$ 197,629,114
Advances to contractors	10,033,223	21,664,764	21,664,764
Non-current assets	306,731,146	284,893,352	284,893,352	197,629,114
Current assets
Inventories	289,928	179,644	179,644	147,090
Trade and other receivables	11,051,701	2,348,693	2,348,693	2,123,077
Bank balances and cash	1,093,883	19,830,771	19,830,771	37,351
Current assets	12,435,512	22,359,108	22,359,108	2,307,518
TOTAL ASSETS	319,166,658	307,252,460	307,252,460	199,936,632
Equity
Share capital	8,801	8,804	8,804	8,000
Share premium	101,777,058	101,775,834	101,775,834	1,353,285
Shareholders' accounts	71,017,815	71,017,815	71,017,815	47,717,763
General reserve	680,643	680,643	680,643	680,643
(Accumulated losses) retained earnings	(47,900,029)	(64,066,681)	(64,066,681)	11,218,242
Total equity	125,584,288	109,416,415	109,416,415	60,977,933
Non-current liabilities
Term loans	69,649,588	74,160,950	74,160,950
Lease liability	28,884,925	28,624,259	28,624,259	28,108,801
Provisions	29,692	13,941	13,941	6,267
Non-current liabilities	98,564,205	102,799,150	102,799,150	28,115,068
Current liabilities
Bank overdraft				3,745,048
Derivative warrant liability	10,402,161	15,709,460	15,709,460
Term loans	16,800,989	14,539,187	14,539,187	94,792,088
Accounts payable, accruals and other payables	63,120,303	61,115,121	61,115,121	9,003,798
Derivative financial instruments	1,338,491	1,518,249	1,518,249	1,190,073
Lease liability	3,356,221	2,154,878	2,154,878	2,112,624
Current liabilities	95,018,165	95,036,895	95,036,895	110,843,631
Total liabilities	193,582,370	197,836,045	197,836,045	138,958,699
TOTAL EQUITY AND LIABILITIES	$ 319,166,658	$ 307,252,460	$ 307,252,460	$ 199,936,632